UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 3.0%
91,877	Boeing Co. (The)	$ 6,824,623
26,531	Moog, Inc. (Class A Stock)*	975,280
54,928	Precision Castparts Corp.	10,073,246
33,928	Teledyne Technologies, Inc.*	2,137,464
54,680	TransDigm Group, Inc.	7,437,574
21,838	Triumph Group, Inc.	1,432,791

		28,880,978

Airlines — 0.7%
712,015	Delta Air Lines, Inc.*	7,120,150

Auto Components — 0.7%
162,522	Lear Corp.	7,097,336

Automobiles — 0.3%
76,245	Tesla Motors, Inc.*(a)	2,578,606

Biotechnology — 2.6%
68,754	Alexion Pharmaceuticals, Inc.*	6,601,759
157,618	Amarin Corp. PLC (Ireland), ADR*(a)	1,956,039
47,197	Biogen Idec, Inc.*	7,036,601
36,413	Cepheid, Inc.*(a)	1,180,509
96,222	Gilead Sciences, Inc.*	7,216,650
13,098	United Therapeutics Corp.*	688,300

		24,679,858

Building Products
4,439	A.O. Smith Corp.	279,435

Capital Markets — 3.1%
139,287	Eaton Vance Corp.(a)	4,440,470
117,052	Goldman Sachs Group, Inc. (The)	13,787,555
464,495	Morgan Stanley	7,836,031
10,036	Piper Jaffray Cos.*(a)	284,721
16,132	Raymond James Financial, Inc.	608,983
99,472	Waddell & Reed Financial, Inc. (Class A Stock)	3,231,845

		30,189,605

Chemicals — 2.3%
51,203	Albemarle Corp.	3,061,427
7,573	Cytec Industries, Inc.	519,811
74,160	Intrepid Potash, Inc.*	1,578,125
98,265	Monsanto Co.	9,000,091
146,932	Mosaic Co. (The)	7,943,144
33,743	OMNOVA Solutions, Inc.*	250,373

		22,352,971

Commercial Banks — 3.5%
40,283	Bank of Hawaii Corp.	1,751,102
11,011	Bank of the Ozarks, Inc.	349,929
75,850	BOK Financial Corp.	4,174,784
20,292	Capital Bank Financial Corp. (Class A Stock)*	350,240
70,509	East West Bancorp, Inc.	1,491,265
122,414	First Republic Bank	4,140,041
158,249	FirstMerit Corp.	2,228,146
25,841	Fulton Financial Corp.	251,433
104,551	PNC Financial Services Group, Inc.	5,869,493
19,275	Prosperity Bancshares, Inc.	792,781
69,567	Webster Financial Corp.	1,448,385
246,967	Wells Fargo & Co.	8,152,381
80,816	Wintrust Financial Corp.	2,973,221

		33,973,201

Commercial Services & Supplies — 0.5%
25,286	Cintas Corp.	1,047,852
10,098	Clean Harbors, Inc.*(a)	578,413
9,212	Copart, Inc.*	278,295
75,233	Knoll, Inc.	1,080,346
98,907	Mobile Mini, Inc.*(a)	1,974,184
8,444	Waste Connections, Inc.(a)	277,976

		5,237,066

Communications Equipment — 2.0%
14,937	Acme Packet, Inc.*(a)	297,993
152,838	ADTRAN, Inc.(a)	3,001,739
25,458	Ciena Corp.*	378,815
76,467	Finisar Corp.*(a)	1,037,657
524,863	JDS Uniphase Corp.*	6,366,588
79,862	NETGEAR, Inc.*	2,783,989
79,362	QUALCOMM, Inc.	5,049,011

		18,915,792

Computers & Peripherals — 3.2%
39,994	Apple, Inc.	23,407,688
283,540	EMC Corp.*	7,037,463

		30,445,151

Construction & Engineering — 0.3%
305,838	Great Lakes Dredge & Dock Corp.	2,700,549

Consumer Finance — 0.5%
79,963	American Express Co.	4,469,932

Distributors — 0.1%
11,155	Pool Corp.	467,283

Diversified Consumer Services
13,355	Capella Education Co.*	369,533

Diversified Financial Services — 1.6%
198,467	Citigroup, Inc.	6,861,004
196,295	JPMorgan Chase & Co.	8,063,799

		14,924,803

Diversified Telecommunication Services — 1.4%
85,933	Cogent Communications Group, Inc.	1,816,624
152,455	Frontier Communications Corp.(a)	733,308
35,823	Lumos Networks Corp.	350,707
208,555	tw telecom inc.*	5,357,778
260,723	Vivendi SA (France)	5,601,623

		13,860,040

Electric Utilities — 0.1%
15,840	ITC Holdings Corp.	1,244,232

Electrical Equipment — 0.3%
28,413	GrafTech International Ltd.*(a)	275,606
54,757	Polypore International, Inc.*(a)	2,247,775

		2,523,381

Electronic Equipment & Instruments — 1.4%
29,089	Anixter International, Inc.	1,776,756
44,117	Avnet, Inc.*	1,292,187
1,340,393	Flextronics International Ltd.*	7,760,875
77,511	FLIR Systems, Inc.	1,581,224
15,261	Itron, Inc.*	668,432
69,314	Maxwell Technologies, Inc.*	502,527

		13,582,001

Energy Equipment & Services — 3.2%
20,425	Core Laboratories NV(a)	2,107,452
26,842	Dresser-Rand Group, Inc.*	1,417,526

28,638	Dril-Quip, Inc.*	2,015,256
102,699	Ensco PLC (Class A Stock)	5,980,163
39,285	Forum Energy Technologies, Inc.*(a)	991,553
180,650	Halliburton Co.	6,024,677
181,692	National Oilwell Varco, Inc.	12,409,564

		30,946,191

Food & Staples Retailing — 2.3%
11,750	Casey’s General Stores, Inc.	580,450
136,559	CVS Caremark Corp.	6,351,359
10,595	Fresh Market, Inc. (The)*	549,139
11,730	Harris Teeter Supermarkets, Inc.	445,623
64,643	United Natural Foods, Inc.*	3,346,568
61,950	Wal-Mart Stores, Inc.	4,461,639
67,564	Whole Foods Market, Inc.	6,307,775

		22,042,553

Food Products — 4.3%
166,341	Adecoagro SA*	1,480,435
8,427	B&G Foods, Inc.	245,900
115,382	Bunge Ltd.	8,441,347
108,888	Darling International, Inc.*	1,836,941
101,668	Dean Foods Co.*	1,742,589
26,467	Hain Celestial Group, Inc. (The)*	1,595,166
303,611	Mondelez International, Inc. (Class A Stock)	7,860,489
45,900	Post Holdings, Inc.*	1,580,796
324,680	Smithfield Foods, Inc.*(a)	7,263,092
181,314	SunOpta, Inc.*	1,131,399
402,812	Tyson Foods, Inc. (Class A Stock)	7,721,906

		40,900,060

Healthcare Equipment & Supplies — 0.5%
16,263	Align Technology, Inc.*	445,444
23,513	DexCom, Inc.*	307,550
151,409	Insulet Corp.*(a)	3,323,427
32,998	NuVasive, Inc.*	479,131

		4,555,552

Healthcare Providers & Services — 4.4%
51,989	Acadia Healthcare Co., Inc.*	1,193,148
52,244	Air Methods Corp.*(a)	5,703,478
133,309	Bio-Reference Labs, Inc.*(a)	3,510,026
52,168	Centene Corp.*	2,290,697
83,622	Express Scripts Holding Co.*	4,503,045
183,169	HCA Holdings, Inc.	5,815,616
11,031	LifePoint Hospitals, Inc.*	396,895
34,682	MWI Veterinary Supply, Inc.*	3,871,898
26,453	Patterson Cos., Inc.(a)	902,047
66,099	Team Health Holdings, Inc.*	1,850,111

123,973	UnitedHealth Group, Inc.	6,742,891
102,198	Universal Health Services, Inc. (Class B Stock)	4,606,064
77,989	Vanguard Health Systems, Inc.*	824,344
12,119	WellCare Health Plans, Inc.*	584,984

		42,795,244

Hotels, Restaurants & Leisure — 2.7%
32,902	Bloomin’ Brands, Inc.*	520,839
92,219	Carnival Corp.	3,565,186
151,236	Cheesecake Factory, Inc. (The)(a)	5,170,759
144,465	Dunkin’ Brands Group, Inc.	4,596,876
17,911	Jack in the Box, Inc.*	493,448
14,839	Penn National Gaming, Inc.*(a)	754,118
83,800	Texas Roadhouse, Inc.	1,391,918
56,466	Vail Resorts, Inc.	3,180,165
100,485	Yum! Brands, Inc.	6,740,534

		26,413,843

Household Durables — 0.4%
80,917	D.R. Horton, Inc.(a)	1,574,645
54,988	Lennar Corp. (Class A Stock)(a)	2,091,743

		3,666,388

Independent Power Producers & Energy Traders — 0.8%
469,906	Calpine Corp.*	8,110,578

Industrial Conglomerates — 0.1%
8,071	Carlisle Cos., Inc.	457,384

Insurance — 2.4%
48,606	HCC Insurance Holdings, Inc.	1,792,589
196,880	MetLife, Inc.	6,534,447
99,338	Protective Life Corp.	2,697,027
54,711	StanCorp Financial Group, Inc.	1,860,721
215,318	Symetra Financial Corp.	2,633,339
10,409	White Mountains Insurance Group Ltd.	5,363,341
53,217	W.R. Berkley Corp.	2,115,376

		22,996,840

Internet & Catalog Retail — 2.0%
45,610	Amazon.com, Inc.*	11,496,000
9,847	priceline.com, Inc.*	6,530,137
194,540	Vitacost.com, Inc.*(a)	1,410,415

		19,436,552

Internet Software & Services — 3.6%
21,869	Brightcove, Inc.*	212,567
14,539	ExactTarget, Inc.*	299,649
327,116	Facebook, Inc. (Class A Stock)*(a)	9,159,248
17,663	Google, Inc. (Class A Stock)*	12,335,309
62,427	LinkedIn Corp. (Class A Stock)*(a)	6,750,856
86,288	Millennial Media, Inc.*(a)	1,186,460
48,278	Rackspace Hosting, Inc.*	3,336,975
71,010	ValueClick, Inc.*	1,339,959
18,206	WebMD Health Corp.*	255,794

		34,876,817

IT Services — 3.5%
94,491	Convergys Corp.	1,475,005
28,408	DST Systems, Inc.	1,637,437
17,543	Gartner, Inc.*	839,959
6,106	Global Payments, Inc.	268,114
44,779	International Business Machines Corp.	8,511,145
51,414	InterXion Holding NV*	1,116,198
33,163	MasterCard, Inc. (Class A Stock)	16,206,095
146,002	ServiceSource International, Inc.*(a)	748,990
41,444	WEX, Inc.*	2,982,310

		33,785,253

Life Sciences Tools & Services — 0.2%
45,948	Bruker Corp.*	670,841
15,645	Charles River Laboratories International, Inc.*	600,299
65,348	Fluidigm Corp.*	930,555

		2,201,695

Machinery — 2.5%
84,117	AGCO Corp.*	3,882,000
68,227	CIRCOR International, Inc.	2,465,724
16,992	Colfax Corp.*(a)	662,518
11,576	Graco, Inc.	571,970
115,108	IDEX Corp.	5,174,105
7,690	Nordson Corp.	470,551
10,706	Oshkosh Corp.*	314,221
39,601	RBC Bearings, Inc.*	1,845,011
99,416	Rexnord Corp.*(a)	2,125,514
4,286	Robbins & Myers, Inc.	254,588
29,400	WABCO Holdings, Inc.*	1,824,270
3,181	Wabtec Corp.	269,176
23,097	Watts Water Technologies, Inc. (Class A Stock)	944,436
83,478	Woodward, Inc.	3,052,790

		23,856,874

Marine — 0.1%
19,227	Kirby Corp.*(a)	1,112,859

Media — 3.1%
103,250	Cinemark Holdings, Inc.	2,808,400
243,568	Comcast Corp. (Class A Stock)	9,055,858
146,749	Liberty Global, Inc. (Series C Stock)*	7,739,542
64,233	Viacom, Inc. (Class B Stock)	3,315,065
135,899	Walt Disney Co. (The)(a)	6,748,745

		29,667,610

Metals & Mining — 3.0%
221,483	Freeport-McMoRan Copper & Gold, Inc.	8,640,052
138,186	Goldcorp, Inc.	5,347,798
186,386	Hecla Mining Co.(a)	1,081,039
715,661	Kinross Gold Corp.	7,213,863
387,033	McEwen Mining, Inc.*	1,432,022
83,423	Reliance Steel & Aluminum Co.	4,705,057

		28,419,831

Oil, Gas & Consumable Fuels — 5.2%
107,647	Anadarko Petroleum Corp.	7,878,684
72,570	Bonanza Creek Energy, Inc.*	1,719,909
76,494	Carrizo Oil & Gas, Inc.*	1,587,250
18,377	EOG Resources, Inc.	2,161,503
149,563	Kodiak Oil & Gas Corp.*(a)	1,283,251
222,738	Marathon Oil Corp.	6,871,467
73,616	Noble Energy, Inc.	7,195,964
77,591	Occidental Petroleum Corp.	5,835,619
106,783	Rosetta Resources, Inc.*	4,798,828
230,451	Suncor Energy, Inc. (Canada)	7,530,517
34,384	Targa Resources Corp.	1,722,295
27,956	Whiting Petroleum Corp.*	1,172,475

		49,757,762

Paper & Forest Products — 0.1%
15,449	Domtar Corp.	1,237,619

Personal Products — 0.8%
136,452	Estee Lauder Cos., Inc. (The) (Class A Stock)	7,948,329

Pharmaceuticals — 4.7%
87,731	Allergan, Inc.	8,137,050
50,202	Novo Nordisk A/S (Denmark), ADR	7,965,551
90,277	Pacira Pharmaceuticals, Inc.*(a)	1,539,223
313,644	Pfizer, Inc.	7,847,373
44,379	Sagent Pharmaceuticals, Inc.*	661,247
17,968	Salix Pharmaceuticals Ltd.*	769,929
136,865	Sanofi (France), ADR	6,106,916
68,112	Shire PLC (Ireland), ADR	5,900,543
150,337	Teva Pharmaceutical Industries Ltd. (Israel), ADR	6,066,098

		44,993,930

Professional Services — 0.8%
65,483	Corporate Executive Board Co. (The)	2,802,672
3,208	Dun & Bradstreet Corp. (The)	254,009
80,772	FTI Consulting, Inc.*	2,496,663
81,554	Korn/Ferry International*	1,176,009
78,305	Resources Connection, Inc.	909,121
56,150	RPX Corp.*	509,842

		8,148,316

Real Estate Investment Trusts — 2.6%
189,073	Capstead Mortgage Corp.	2,295,346
675,704	Chimera Investment Corp.	1,851,429
92,586	Colony Financial, Inc.	1,853,572
272,615	CreXus Investment Corp.	3,404,961
270,654	DCT Industrial Trust, Inc.(a)	1,691,588
7,683	Extra Space Storage, Inc.	270,057
29,343	First Potomac Realty Trust	344,193
295,111	Hersha Hospitality Trust	1,384,071
593,605	MFA Financial, Inc.	4,992,218
34,563	Pebblebrook Hotel Trust	720,639
146,743	Starwood Property Trust, Inc.	3,354,545
297,341	Summit Hotel Properties, Inc.	2,610,654

		24,773,273

Road & Rail — 0.7%
65,388	Heartland Express, Inc.	897,777
50,947	Union Pacific Corp.	6,255,273

		7,153,050

Semiconductors & Semiconductor Equipment — 1.8%
117,467	Applied Micro Circuits Corp.*	802,300
80,438	ATMI, Inc.*	1,602,325
138,305	Avago Technologies Ltd.	4,854,506
29,802	Cabot Microelectronics Corp.	972,141
129,087	Cavium, Inc.*(a)	4,547,735
98,587	FormFactor, Inc.*	436,741
18,396	Hittite Microwave Corp.*	1,116,269
39,144	Inphi Corp.*	305,323
66,693	Lattice Semiconductor Corp.*	264,104
56,293	MaxLinear, Inc. (Class A Stock)*	302,293
53,456	Power Integrations, Inc.	1,663,016

		16,866,753

Software — 4.4%
28,633	Aspen Technology, Inc.*	744,172
171,991	CA, Inc.	3,811,320
49,789	Cadence Design Systems, Inc.*	633,814
41,063	CommVault Systems, Inc.*	2,724,941
8,178	Concur Technologies, Inc.*	537,376
14,324	Imperva, Inc.*(a)	440,606
362,439	Microsoft Corp.	9,648,126
10,880	NetSuite, Inc.*	648,666
97,341	QLIK Technologies, Inc.*	1,886,469
97,783	Red Hat, Inc.*	4,830,480
50,187	Salesforce.com, Inc.*(a)	7,912,984
10,890	SolarWinds, Inc.*	610,167
85,430	VMware, Inc. (Class A Stock)*(a)	7,769,858

		42,198,979

Specialty Retail — 3.6%
138,079	American Eagle Outfitters, Inc.	2,927,275
53,067	Asbury Automotive Group, Inc.*	1,602,093
110,367	Ascena Retail Group, Inc.*	2,218,377
14,105	Chico’s FAS, Inc.	263,058
16,609	DSW, Inc. (Class A Stock)(a)	1,129,910
192,106	Express, Inc.*	2,868,142
10,048	Guess?, Inc.	259,942
300,306	Inditex SA (Spain), ADR	8,246,403
81,230	Mattress Firm Holding Corp.*(a)	2,323,990
8,489	Penske Automotive Group, Inc.	247,284
206,416	Pier 1 Imports, Inc.	3,961,123
195,288	TJX Cos., Inc.	8,659,070
10,714	Urban Outfitters, Inc.*	403,918

		35,110,585

Textiles, Apparel & Luxury Goods — 5.1%
134,069	Coach, Inc.	7,754,551
77,693	Lululemon Athletica, Inc.*(a)	5,576,804
149,131	Michael Kors Holdings Ltd.*	7,926,313
84,934	NIKE, Inc. (Class B Stock)	8,279,366
783,600	Prada SpA (Italy)	6,470,852
39,863	PVH Corp.	4,567,901
43,114	Ralph Lauren Corp.	6,772,778
5,843	Steven Madden Ltd.*	260,072
42,306	Vera Bradley, Inc.*(a)	1,172,299
5,976	Warnaco Group, Inc. (The)*	429,615

		49,210,551

Thrifts & Mortgage Finance — 0.1%
23,500	Provident Financial Services, Inc.	340,515
24,522	WSFS Financial Corp.	1,064,255

		1,404,770

Transportation Infrastructure — 0.1%
50,789	Wesco Aircraft Holdings, Inc.*	648,068

Water Utilities — 0.4%
37,708	American States Water Co.	1,715,714
100,394	Aqua America, Inc.(a)	2,564,063

		4,279,777

Wireless Telecommunication Services — 1.5%
249,340	MetroPCS Communications, Inc.*	2,655,471
839,267	NII Holdings, Inc.*	4,255,084
35,843	NTELOS Holdings Corp.	462,375
96,403	SBA Communications Corp. (Class A Stock)*(a)	6,634,454

		14,007,384

	TOTAL COMMON STOCKS (cost $758,319,148)	949,873,173

Units
RIGHTS(e)
Metals & Mining
392,339	McEwen Mining, Inc.* (cost $0)	60,813

	TOTAL LONG-TERM INVESTMENTS (cost $758,319,148)	949,933,986

Shares
SHORT-TERM INVESTMENT — 11.4%
Affiliated Money Market Mutual Fund
109,536,571	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,536,571; includes $91,809,064 of cash collateral received for securities on loan)(b)(c)	$ 109,536,571

	TOTAL INVESTMENTS — 110.0% (cost $867,855,719)(d)	1,059,470,557
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0%)	(96,543,368)

	NET ASSETS — 100.0%	$ 962,927,189

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,578,823; cash collateral of $91,809,064 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$884,507,003	$195,348,768	$(20,385,214)	$174,963,554

The difference between book basis and tax basis was attributable to deferred losses on wash sales and other tax adjustments as of the most recent fiscal year end.

(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$949,873,173	$—	$—
Rights	60,813	—	—
Affiliated Money Market Mutual Fund	109,536,571	—	—

Total	$1,059,470,557	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.